Balance Sheet Components - Graphite Bio, Inc.	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Advances to suppliers	—	2,486
Prepaid insurance	780	1,343
Other prepaid expenses	1,380	3,307
Total prepaid expenses and other current assets	$2,160	$7,136
Property and Equipment, Net
Property and equipment, net as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Furniture and fixtures	$—	$321
Computers and network equipment	—	251
Lab equipment	—	12,521
Leasehold improvements	—	304
Construction-in-progress	—	12,440
Total property and equipment	—	25,837
Less: accumulated depreciation	—	(3,207)
Total property and equipment, net	$—	$22,630
Depreciation expense was $2.4 million for each of the years ended December 31, 2023 and 2022.
As a result of the modification of our leases (see Note 8), we disposed of leasehold improvements, computer equipment, lab and office equipment, and furniture and fixtures and recorded a $0.1 million loss within Loss on disposal of assets and $11.3 million within Restructuring and impairment costs on the statement of operations and comprehensive loss during the year ended December 31, 2023.
Accrued Expenses
Accrued expenses as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Professional fees	$1,029	$367
Early exercise liability	21	150
Other accrued expenses	143	1,354
Accrued employee termination benefits	1,535	—
Total accrued expenses and other current liabilities	$2,728	$1,871
Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2022	2023
Office equipment	$46	$64
Leasehold improvements	—	$12
Lab equipment	5	5
Property and equipment, gross	51	81
Less: accumulated depreciation	(12)	(27)
Property and equipment, net	$39	$54
Depreciation and amortization expense was $8,000 and $15,000 for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023, all the Company’s property and equipment was located in the United States.